March 27, 2013

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:          Vanguard International Equity Index Funds (the Trust)

                File No.  33-32548

Commissioners:

Enclosed is the 90th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this Amendment are to (1) disclose the FTSE Developed Europe Index, and FTSE Developed Asia Pacific Index as the new target indexes for the Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund, respectively, each a series of the Trust, (2) to rename the Funds’ ETF Share classes to reflect the new target indexes, and (3) to effect a number of non-material changes.

Pursuant to the requirements of Rule 485(a)(1), we have designated an effective date of May 28, 2013, for this amendment. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

Please contact me at (610) 669-1538 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Judith L. Gaines

Associate Counsel

The Vanguard Group, Inc.

cc: Chad Eskildsen, Esquire

U.S. Securities & Exchange Commission